LEASES - Schedule of Right-of-use Assets, Included in Other Non-current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Additions	$ 0	$ 0	$ 115,100
Net book value	42,880	102,509
Gross carrying amount
Statement [Line Items]
Opening balance	243,838	263,613
Additions	0	0
Retirements	0	0
Foreign currency translation effect	22,343	(19,775)
Ending balance	266,181	243,838	263,613
Accumulated depreciation
Statement [Line Items]
Opening balance	(141,329)	(84,153)
Additions	66,901	66,892
Retirements	0	0
Foreign currency translation effect	15,071	(9,716)
Ending balance	$ (223,301)	$ (141,329)	$ (84,153)